Note 12 - Long-term Debt and Financing (Tables)	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
		Sept. 30,	March 31,
	Maturity	2019	2019
Credit facility (a)	September 1, 2020	$202,816	$201,577
Less: Debt issue costs (a)		(1,741)	(1,824)
Filter Group financing (b)		13,401	17,577
8.75% loan (c)	September 12, 2023	257,862	240,094
6.75% $100M convertible debentures (d)	March 31, 2023	88,819	87,520
6.75% $160M convertible debentures (e)	December 31, 2021	152,436	150,945
6.5% convertible bonds (f)	December 31, 2020	11,855	29,483
		725,448	725,372
Less: Current portion		(220,794)	(37,429)
		$504,654	$687,943

Disclosure of maturity of debt [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total

Credit facility (a)	$202,816	$-	$-	$-	$202,816
Filter Group financing (b)	7,865	5,416	120	-	13,401
8.75% loan (c)	-	-	264,803	-	264,803
6.75% $100M convertible debentures (d)	-	-	100,000	-	100,000
6.75% $160M convertible debentures (e)	-	160,000	-	-	160,000
6.5% convertible bonds (f)	11,855	-	-	-	11,855
	$222,536	$165,416	$364,923	$-	$752,875

Disclosure of finance cost [text block]
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30,	Sept. 30,	Sept. 30,	Sept. 30,
	2019	2018	2019	2018
Credit facility (a)	$5,995	$4,620	$12,047	$9,054
Filter Group Financing (b)	117		501
8.75% loan (c)	10,283	-	17,620	-
6.75% $100M convertible debentures (d)	2,337	2,293	4,674	4,585
6.75% $160M convertible debentures (e)	3,462	3,399	6,892	6,769
6.5% convertible bonds (f)	1,413	5,629	2,217	9,776
Collateral cost and other (g)	4,844	4,182	8,046	6,252
	$28,451	$20,123	$51,997	$36,436